Preferred stock and common stock (Details) - Stock option activity - $ / shares	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Stock option activity [Abstract]
Outstanding at September 30, 2012	240,482,543	246,482,543
Outstanding at September 30, 2012	$ 0.0059	$ 0.0100
Options Outstanding	236,096,007	240,482,543
Options Outstanding, Weighted Average Exercise Price	$ 0.0065	$ 0.0059
Exercisable at September 30, 2014	170,696,007
Exercisable at September 30, 2014	$ 0.0066
Options Granted	17,100,000	219,200,000
Options Granted, Weighted Average Exercise Price	$ 0.0187	$ 0.0036
Forfeited	(12,000,000)
Forfeited	$ 0.0036
Expired	(9,486,536)
Expired	$ 0.0118
Cancelled		(225,200,000)
Cancelled		$ 0.0100